The Weitz Funds

Large Cap Equity Fund

Multi Cap Equity Fund

(each a “Fund” and, collectively, the “Funds”)

Supplement dated December 20, 2024

to the Funds’ Summary Prospectus and Statutory Prospectus dated July 31, 2024

This Supplement is provided to update, and should be read in conjunction with, the information provided in each Fund’s Prospectus and Summary Prospectus dated July 31, 2024. This Supplement relates only to the Funds.

Effective December 31, 2024, Nathan F. Ritz will serve as Co-Portfolio Manager of the Large Cap Equity Fund. In addition, effective December 31, 2024, Bradley P. Hinton will no longer serve as Co-Portfolio Manager of the Multi Cap Equity Fund. As a result, the following changes to each Fund’s summary prospectus and statutory prospectus will take effect on December 31, 2024:

Summary Prospectus and Statutory Prospectus

The “Portfolio Manager” section under the Large Cap Equity Fund’s summary section is deleted in its entirety and replaced with the following:

Portfolio Managers

Bradley P. Hinton, CFA, and Nathan F. Ritz, CFA, are jointly and primarily responsible for the day-to-day management of the Fund. Mr. Hinton became a portfolio manager of the Fund in 2006. Mr. Ritz became a portfolio manager of the Fund in 2024.

The “Portfolio Managers” section under the Multi Cap Equity Fund’s summary section is deleted in its entirety and replaced with the following:

Wallace R. Weitz, CFA, and Andrew S. Weitz are jointly and primarily responsible for the day-to-day management of the Fund. Wallace R. Weitz has been a portfolio manager of the Fund since its inception. Andrew S. Weitz became a portfolio manager of the Fund on July 31, 2020.

The table under the “Portfolio Managers” section of the Funds’ Statutory Prospectus,, as it relates to each Fund, is being updated and replaced with the following:

Fund	Portfolio Manager(s)	Start Date	Experience
Large Cap Fund	Bradley P. Hinton, CFA	August 1, 2006	Mr. Hinton joined Weitz Inc. in 2001 and became a portfolio manager in 2003. He is Co-Chief Investment Officer of Weitz Inc.
	Nathan F. Ritz, CFA	December 31, 2024	Mr. Ritz joined Weitz in 2011 and became a a portfolio manager in 2024.

Multi Cap Fund	Wallace R. Weitz, CFA	June 1, 1983 (inception)[1]	Mr. Weitz founded Weitz Inc. in 1983. He is Co-Chief Investment Officer of Weitz Inc.
	Andrew S. Weitz	July 31, 2020	Mr. Weitz joined Weitz Inc. in 2008 and became a portfolio manager in 2011.

(1)This start date also includes time when the portfolio manager was responsible for management of the Fund’s predecessor partnership.

For more information, please contact the Fund at 1-888-859-0698.
Please retain this supplement for future reference.

The Weitz Funds

Large Cap Equity Fund

Multi Cap Equity Fund

(each a “Fund” and, collectively, the “Funds”)

Supplement dated December 20, 2024

to the Funds’ Statement of Additional Information (“SAI”) dated July 31, 2024

This Supplement is provided to update, and should be read in conjunction with, the information provided in the Funds’ SAI dated July 31, 2024. This Supplement relates only to the Funds.

Effective December 31, 2024, Nathan F. Ritz will serve as Co-Portfolio Manager of the Large Cap Equity Fund. In addition, effective December 31, 2024, Bradley P. Hinton will no longer serve as Co-Portfolio Manager of the Multi Cap Equity Fund. As a result, the following changes to the Funds’ SAI will take effect on December 31, 2024:

Statement of Additional Information

The third and fourth sentences of the first paragraph under the “Portfolio Managers” sub-section under the “Portfolio Management” section of the SAI are being deleted in their entirety and are being replaced with the following:

For the Large Cap Fund, the Co-Portfolio Managers are Bradley P. Hinton and Nathan F. Ritz. For the Multi Cap Fund, the Co-Portfolio Managers are Wallace R. Weitz and Andrew S. Weitz.

The table under the “Portfolio Managers” sub-section under the “Portfolio Management” section of the SAI is being restated in full as follows, with all information as of December 13, 2024:

Portfolio Manager	Other Registered Investment Company Accounts	Assets Managed ($millions)	Other Pooled Investment Vehicle Accounts	Assets Managed ($millions)	Other Accounts	Assets Managed ($millions)	Total Assets Managed ($millions)
Nolan P. Anderson	0	N/A	0	N/A	0	N/A	N/A
Thomas D. Carney	0	N/A	0	N/A	0	N/A	N/A
Bradley P. Hinton	0	N/A	0	N/A	1	$31.6	$31.6
Nathan F. Ritz	0	N/A	0	N/A	0	N/A	N/A
Andrew S. Weitz	0	N/A	0	N/A	1*	$11.1	$11.1
Wallace R. Weitz	0	N/A	0	N/A	1*	$11.1	$11.1

* Mr. W. Weitz and Mr. A. Weitz co-manage this one account.

The table under the “Portfolio Manager Fund Ownership” sub-section under the “Portfolio Management” section of the SAI is being updated as it relates to Mr. Hinton, as indicated below. In addition, the table is being updated to include information related to Mr. Ritz, as indicated below.

Portfolio Manager	Dollar Range of Equity Securities Beneficially Owned
Bradley P. Hinton	Conservative Allocation Fund Large Cap Fund	Over $1,000,000 Over $1,000,000
Nathan F. Ritz*	Large Cap Fund	$100,001 to $500,000

*Information for Mr. Ritz is as of December 13, 2024.

For more information, please contact the Fund at 1-888-859-0698.
Please retain this supplement for future reference.